S-K 1603(a) SPAC Sponsor	Jul. 22, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	NorthStrive Sponsor I LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under Delaware law and other applicable law, our sponsor’s business is focused on investing in our company.